GENWORTH VARIABLE INSURANCE TRUST

SUPPLEMENT TO THE
PROSPECTUS
DATED APRIL 30, 2010

The date of this Supplement is July 23, 2010

1.
On April 30, 2010, Columbia Management Group LLC and its subsidiaries, including Columbia Management Advisors, LLC (“CMA”), a sub-advisor to the Genworth Columbia Mid Cap Value Fund (the “Fund”), were acquired by Ameriprise Financial, Inc., a Minneapolis-headquartered financial planning and financial services company (the “Transaction”).  In connection with the Transaction, the sub-advisory agreement that was then in effect between CMA and Genworth Financial Wealth Management, Inc. (the “Advisor”) with respect to the Fund was terminated.

2.
The Board of Trustees has considered and approved a new sub-advisory agreement between RiverSource Investments, LLC (now Columbia Management Investment Advisers, LLC) and the Advisor on behalf of the Fund, in order to have Columbia Management Investment Advisers, LLC serve as a sub-advisor to the Fund.  There is no change in the portfolio management of the Fund or in its investment objective or policies as a result of the Transaction.

3.	All references to in the prospectus to “Columbia Management Advisors, LLC” are replaced with “Columbia Management Investment Advisers, LLC.”

Please retain this Supplement with your Prospectus for future reference.

GENWORTH VARIABLE INSURANCE TRUST

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 30, 2010

The date of this Supplement is July 23, 2010

1.
On April 30, 2010, Columbia Management Group LLC and its subsidiaries, including Columbia Management Advisors, LLC (“CMA”), a sub-advisor to the Genworth Columbia Mid Cap Value Fund (the “Fund”), were acquired by Ameriprise Financial, Inc., a Minneapolis-headquartered financial planning and financial services company (the “ Transaction”).  In connection with the Transaction, the sub-advisory agreement that was then in effect between CMA and Genworth Financial Wealth Management, Inc. (the “Advisor”) with respect to the Fund was terminated.

2.
The Board of Trustees has considered and approved a new sub-advisory agreement between RiverSource Investments, LLC (now Columbia Management Investment Advisers, LLC) and the Advisor on behalf of the Fund, in order to have Columbia Management Investment Advisers, LLC serve as a sub-advisor to the Fund.  There is no change in the portfolio management of the Fund or in its investment objective or policies as a result of the Transaction.

3.	All references to “Columbia Management Advisors, LLC” in the Statement of Additional Information are replaced with “Columbia Management Investment Advisers, LLC.”

4.	In conjunction with the Transaction, the first sentence in footnote 2 on page 65 of the Statement of Additional Information is hereby replaced with the following:

"Columbia Management Investment Advisers, LLC (“Columbia Management”) (formerly known as RiverSource Investments, LLC) is located at 100 Federal Street, Boston, Massachusetts 021110  Columbia Management is an indirect, wholly owned subsidiary of Ameriprise Financial, Inc.”

Please retain this Supplement with your Statement of Additional Information for future reference.